Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - CAD ($)	Mar. 31, 2020	Mar. 31, 2019
Trade And Other Current Receivables [Abstract]
Trade receivables	$ 8,836,645	$ 4,889,612
Sales taxes receivable	747,061	697,561
Accrued and other receivables	1,190,640	136,487
Tax credits receivable	14,336	49,685
Grants receivables	4,889	33,043
Trade and other receivables	$ 10,793,571	$ 5,806,388	[1]

[1]	The Corporation has initially applied IFRS 16 as at April 1, 2019. Under the transition method chosen, comparative information is not restated. Refer to note 3 (q).